Prepaid Expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses [Abstract]
Printed catalogs	$ 21,692	$ 19,406
Advances to suppliers	12,973	11,471
Premiums paid in advance for insurance	9,628	8,948
Other	8,891	2,458
Total prepaid expenses	$ 53,184	$ 42,283